Expenses for shipping activities and other expenses from operating activities - Voyage commissions and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Commissions paid	$ (16,643)	$ (15,202)	$ (14,778)
Bunkers	(118,446)	(101,795)	(131,089)
Other voyage related expenses	(39,221)	(25,093)	(29,320)
Total voyage expenses and commissions	$ (174,310)	$ (142,090)	$ (175,187)